Income Taxes - Expected Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Expected income tax (expense) at the weighted average U.K. income tax rate	$ (68.9)	$ (34.1)	$ (481.6)
Reconciling items
Non-taxable income / (expense)	(1.6)	(0.9)	(1.9)
Cross-border tax laws	(21.4)	(4.5)	0.0
Net gain on distribution of The Fidelis Partnership not subject to income taxes	0.0	0.0	394.1
Changes in tax laws or rates	0.0	0.0	0.3
Adjustments in respect of prior periods	(1.2)	1.1	1.1
Income tax (expense)/benefit	$ (50.1)	$ (23.1)	$ 85.3
Percent
Expected income tax (expense) at the weighted average U.K. income tax rate	25.00%	25.00%	23.50%
Non-taxable income / (expense)	0.60%	0.70%	0.10%
Cross-border tax laws	7.80%	3.30%	0.00%
Net gain on distribution of The Fidelis Partnership not subject to income taxes	0.00%	0.00%	(19.30%)
Changes in tax laws or rates	0.00%	0.00%	0.00%
Adjustments in respect of prior periods	0.40%	(0.80%)	(0.10%)
Income tax (expense)/benefit	18.20%	16.90%	(4.20%)
Bermuda
Reconciling items
Changes in tax laws or rates	$ 23.5	$ 0.0	$ 90.0
Statutory income tax rate differential	15.3	16.8	80.2
Foreign tax credits	$ 5.1	$ 0.0	$ 0.0
Percent
Changes in tax laws or rates	(8.50%)	0.00%	(4.40%)
Foreign tax credits	(1.90%)	0.00%	0.00%
Statutory income tax rate differential	(5.60%)	(12.30%)	(3.90%)
Republic of Ireland
Reconciling items
Non-taxable income / (expense)	$ (0.2)	$ (0.6)	$ (0.1)
Adjustments in respect of prior periods	0.7	(0.1)	1.2
Statutory income tax rate differential	$ (1.4)	$ (0.8)	$ 2.0
Percent
Non-taxable income / (expense)	0.10%	0.40%	0.00%
Adjustments in respect of prior periods	(0.30%)	0.10%	(0.10%)
Statutory income tax rate differential	0.50%	0.60%	(0.10%)